SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN (Details)	Dec. 31, 2021	Dec. 31, 2020
Severance Payment Net
Discount rate of the plan liability	2.24%	2.20%
Expected rate of return on plan assets	2.36%	2.32%
Future salary increases	3.47%	3.44%